Retirement benefits - Sensitivity Analysis for Actuarial Assumptions (Details)	12 Months Ended
Dec. 31, 2017
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of impact on total defined benefit obligations due to increase in actuarial assumption	19.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of impact on total defined benefit obligations due to decrease in actuarial assumption	19.00%
CPI inflation (and related increases)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of impact on total defined benefit obligations due to increase in actuarial assumption	9.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of impact on total defined benefit obligations due to decrease in actuarial assumption	9.00%
Post retirement mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	3.00%
Percentage of reasonably possible decrease in actuarial assumption	3.00%
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year